Eaton Vance Commodity Strategy Fund
EATON VANCE COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2012
The following replaces the first paragraph under “Performance” in “Fund Summary”:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Eaton Vance Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evsit_SupplementTextBlock
EATON VANCE COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2012
The following replaces the first paragraph under “Performance” in “Fund Summary”:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.